Leases (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Feb. 28, 2026	Dec. 31, 2025
Leases [Abstract]
Right-of-use asset	$ 6,114	$ 611	$ 6,147
Lease liability	$ 6,440	$ 611	$ 6,271